Shareholder Report, Line Graph (Details) LMF0100_Brandywine GLOBAL - Multi-Sector Opportunities Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 10,789	$ 9,824	$ 10,119	$ 11,172	$ 10,714	$ 10,590	$ 10,170	$ 10,756	$ 10,274	$ 10,000	$ 11,542
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,555	9,635	9,472	11,958	12,109	11,463	10,465	10,683	10,559	10,000	$ 11,155
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government/Credit 1-3 Year Index
Accumulated Value	11,572	10,891	10,551	11,092	11,097	10,734	10,234	10,199	10,131	10,000	$ 12,158
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 11,847	$ 11,219	$ 10,691	$ 10,598	$ 10,592	$ 10,502	$ 10,262	$ 10,093	$ 10,022	$ 10,000	$ 12,383